Consolidated Balance Sheets - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Current Assets
Cash and cash equivalents	$ 174,711	$ 332,868
Trade accounts receivable (less allowances of $24,526 and $27,641, respectively)	956,211	873,946
Inventories	674,205	613,644
Deferred income taxes	29,892	22,281
Prepaid expenses and other current assets	264,827	219,556
Total current assets	2,099,846	2,062,295
Property, Plant and Equipment, at Cost	1,258,304	1,191,676
Allowance for depreciation and amortization	(668,658)	(658,871)
Property, plant and equipment, net	589,646	532,805
Other Assets
Goodwill	1,215,688	1,147,374
Other intangible assets, net of amortization	604,130	459,536
Deferred income taxes, non-current	5,685	7,943
Other	179,245	168,412
Total other assets	2,004,748	1,783,265
Total Assets	4,694,240	4,378,365
Current Liabilities
Accounts payable	512,165	525,680
Current portion of long-term debt	2,038	5,662
Accrued compensation and benefits	169,370	173,846
Accrued loss reserves	22,016	27,487
Other accrued liabilities	197,647	204,411
Total current liabilities	903,236	937,086
Long-Term Liabilities
Long-term debt, less current maturities	1,654,037	1,345,965
Other long-term liabilities	752,821	466,659
Deferred income taxes	90,681	50,061
Total long-term liabilities	$ 2,497,539	$ 1,862,685
Stockholders' Equity
Preferred stock, par value $0.01; authorized 50,000 shares; none issued
Common stock, par value $0.01; authorized 300,000 shares; issued 138,828 and outstanding 133,203 as of May 2015; issued 138,039 and outstanding 133,273 as of May 2014	$ 1,332	$ 1,333
Paid-in capital	872,127	790,102
Treasury stock, at cost	(124,928)	(85,400)
Accumulated other comprehensive (loss)	(394,135)	(156,882)
Retained earnings	936,996	833,691
Total RPM International Inc. stockholders' equity	1,291,392	1,382,844
Noncontrolling Interest	2,073	195,750
Total equity	1,293,465	1,578,594
Total Liabilities and Stockholders' Equity	$ 4,694,240	$ 4,378,365